Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)		Common Stock [Member] Common Class A [Member]		Common Stock [Member] Common Class B [Member]		Common Stock [Member]		Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022						$ 20	[1]	$ 16,213,997	$ 18,781	$ (14,613,710)	$ 1,619,088
Balance, shares at Dec. 31, 2022	[1]					2,857,153
Foreign currency translation adjustment							[1]		204,820		204,820
Net loss for the period							[1]			(2,319,096)	(2,319,096)
Balance at Jun. 30, 2023						$ 20	[1]	16,213,997	223,601	(16,932,806)	(495,188)
Balance, shares at Jun. 30, 2023	[1]					2,857,153
Balance at Dec. 31, 2023		$ 8,047,695	[1]		[1]			17,075,568	277,912	(21,208,152)	4,193,023	[2]
Balance, shares at Dec. 31, 2023	[1]	2,857,153		285,715
Issuance of ordinary shares for settlement of service fees			[1]		[1]			74,747			74,747
Issuance of ordinary shares for settlement of service fees, shares	[1]	24,572
Share based compensation			[1]		[1]			239,765			239,765
Share based compensation, shares	[1]	85,714
Issuance of ordinary shares for 2023 Equity Incentive Plan			[1]		[1]
Issuance of ordinary shares for 2023 Equity Incentive Plan, shares	[1]	295,000
Foreign currency translation adjustment			[1]		[1]				(156,535)		(156,535)
Net loss for the period			[1]		[1]					(3,338,473)	(3,338,473)
Balance at Jun. 30, 2024		$ 8,047,695	[1]		[1]			$ 17,390,080	$ 121,377	$ (24,546,625)	$ 1,012,527	[2]
Balance, shares at Jun. 30, 2024	[1]	3,262,439		285,715

[1]	The unaudited condensed consolidated financial statements give retroactive to the June 18, 2024 one-for-seven reverse share split
[2]	The unaudited condensed consolidated financial statements give retroactive to the June 18, 2024 one-for-seven reverse share split.